UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07729

Hansberger International Series

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

HANSBERGER

INTERNATIONAL

SERIES

SEMIANNUAL REPORT

June 30, 2014

International Growth Fund

International Growth Fund

Average Annual Total Returns — June 30, 20143

	6 Months	1 Year	3 Years	5 Years	10 Years
Institutional Class (Inception 6/23/2003)	0.22%	17.19%	3.76%	9.37%	6.42%
Advisor Class (Inception 9/13/2005)[2]	0.11%	16.93%	3.53%	9.14%	6.20%

COMPARATIVE PERFORMANCE	6 Months	1 Year	3 Years	5 Years	10 Years
MSCI ACWI ex USA[1]	5.89%	22.27%	6.21%	11.59%	8.22%

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

NOTES

[1]	MSCI All Country World Index (ACWI) ex USA is an unmanaged index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States.

[2]	Prior to the inception of Advisor Class shares (9/13/05), performance is that of Institutional Class shares, restated to reflect the higher net expenses of Advisor Class shares.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

If you wish to communicate with the Fund’s Board of Trustees, you may do so by writing to: Secretary of the Funds, NGAM Advisors, L.P., 399 Boylston Street, Boston, MA 02116.

The correspondence must a) be in writing; b) be signed by the shareholder; c) include the shareholder’s name and address; and d) identify the Fund, account number, share class, and number of shares held in that Fund, as of a recent date.

Or by e-mail at:

secretaryofthefunds@ngam.natixis.com

(Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)

Please note: Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Fund’s proxy voting policies and procedures is available on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-months ended June 30, 2014 is available from the SEC website.

QUARTERLY PORTFOLIO SCHEDULES

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder you incur ongoing costs, including management fees and other fund expenses. These costs are described in more detail in the Fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2014 through June 30, 2014. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table of the Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

INTERNATIONAL GROWTH FUND	BEGINNING ACCOUNT VALUE 1/1/2014	ENDING ACCOUNT VALUE 6/30/2014	EXPENSES PAID DURING PERIOD* 1/1/2014 – 6/30/2014
INSTITUTIONAL CLASS
Actual	$1,000.00	$1,002.20	$4.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76
ADVISOR CLASS
Actual	$1,000.00	$1,001.10	$5.76
Hypothetical (5% return before expenses)	$1,000.00	$1,019.04	$5.81

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement for Advisor Class): 0.95% and 1.16% for Institutional and Advisor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of peer groups and categories of funds and the Fund’s performance benchmark, (ii) information on the Fund’s advisory fees, and other expenses, including information comparing the Fund’s expenses to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) the Adviser’s financial results and/or financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iv) the procedures employed to determine the value of the Fund’s assets, (v) the allocation of the Fund’s brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed upon criteria, graphs showing the Fund’s performance and fee differentials against the Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against similarly categorized funds. The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreement at its meeting held in June 2014. The Agreement was continued for a one-year period. In considering whether to approve the continuation of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Among other factors, the Trustees considered that the Board had approved on April 25, 2014, an agreement and plan of reorganization and liquidation with respect to the Fund, subject to the approval of the Fund’s shareholders and the satisfaction of certain other conditions. Other matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the administrative services provided by NGAM Advisors, L.P. (“NGAM Advisors”) and its affiliates to the Fund. The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information that compared the performance of the Fund to the performance of peer groups and categories of funds and the Fund’s performance benchmark. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Fund using a variety of performance metrics, including metrics that also measured the performance of the Fund on a risk adjusted basis.

The Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Agreement. Although the Trustees noted that the Fund had performance that lagged that of a relevant peer group and/or category for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreement. These factors included the following: (1) that the Board had approved, on April 25, 2014, an agreement and plan of reorganization and liquidation with respect to the Fund, subject to the approval of the Fund’s shareholders and the satisfaction of certain other conditions; (2) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Fund’s Adviser that were reasonable and consistent with the Fund’s investment objective and policies; and (3) that the Fund’s more recent performance, although lagging for certain periods, has shown improvement relative to its category.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Fund for advisory services as well as the total expense levels of the Fund. This information included comparisons (provided both by management and also by an independent third party) of the Fund’s advisory fee and total expense levels to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Fund has an expense cap in place, and the Trustees considered that current expenses are below the cap.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser and its affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that although the Fund’s management fee was not subject to breakpoints, the Fund’s management fee and net expense ratio were at or below the median for a peer group of funds and that the Fund was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

—	The effect of recent market and economic events on the performance, asset levels and expense ratios of the Fund.

—

Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

—

The nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreement and under separate agreements covering administrative services

—

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

—	The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2015.

INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2014 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 99.4% of Net Assets
	Australia — 2.1%
131,221	BHP Billiton Ltd.	$4,475,244

	Brazil — 1.1%
164,841	Itau Unibanco Holding S.A., Preference ADR	2,370,406

	Canada — 4.8%
45,405	Bank of Nova Scotia	3,027,142
157,078	Cameco Corp.	3,080,300
199,243	Manulife Financial Corp.	3,960,399

		10,067,841

	China — 10.8%
2,838,000	Agile Property Holdings Ltd.	1,999,839
3,649,000	China Longyuan Power Group Corp., Class H	3,961,129
4,126,000	China Unicom Hong Kong Ltd.	6,344,670
259,500	Hengan International Group Co. Ltd.	2,732,684
607,000	Ping An Insurance (Group) Co. of China Ltd., Class H	4,699,408
198,600	Tencent Holdings Ltd.	3,021,308

		22,759,038

	Denmark — 1.6%
74,780	Novo Nordisk AS, Class B	3,451,318

	France — 3.2%
14,618	Christian Dior S.A.	2,910,423
34,850	Technip S.A.	3,807,759

		6,718,182

	Germany — 6.8%
33,918	Adidas AG	3,429,658
162,390	Aixtron SE AG(b)	2,356,891
21,573	Bayer AG, (Registered)	3,043,371
21,211	Fresenius SE & Co. KGaA	3,163,315
15,859	Hugo Boss AG	2,368,056

		14,361,291

	Hong Kong — 1.4%
610,000	AIA Group Ltd.	3,065,013

	India — 3.2%
71,497	Dr Reddy’s Laboratories Ltd., ADR	3,085,095
79,791	HDFC Bank Ltd., ADR	3,735,815

		6,820,910

	Indonesia — 1.3%
1,364,800	United Tractors Tbk PT	2,663,164

	Ireland — 1.0%
123,134	Kingspan Group PLC	2,069,855

	Israel — 1.2%
59,733	NICE Systems Ltd., Sponsored ADR	2,437,704

	Italy — 1.4%
423,400	Prada SpA	2,995,172

	Japan — 13.1%
71,300	CyberAgent, Inc.	2,886,286
190,400	Komatsu Ltd.	4,419,809
51,800	Nidec Corp.	3,185,717
487,600	Nomura Holdings, Inc.	3,453,820
214,600	Rakuten, Inc.	2,774,583

Shares	Description	Value (†)
	Japan — continued
56,300	Seven & I Holdings Co. Ltd.	$2,373,033
61,200	Softbank Corp.	4,560,804
67,100	Toyota Motor Corp.	4,017,452

		27,671,504

	Korea — 3.9%
17,977	Hyundai Motor Co.	4,075,759
6,508	Samsung Electronics Co. Ltd., GDR, 144A	4,204,168

		8,279,927

	Mexico — 1.1%
689,179	Grupo Mexico SAB de CV, Series B	2,296,467

	Netherlands — 3.1%
39,493	ASML Holding NV, (Registered)	3,683,512
28,392	Gemalto NV	2,947,236

		6,630,748

	Norway — 1.2%
110,786	Telenor ASA	2,522,425

	Singapore — 3.7%
194,000	DBS Group Holdings Ltd.	2,609,240
1,335,000	Global Logistic Properties Ltd.	2,893,263
517,000	SembCorp Industries Ltd.	2,227,785

		7,730,288

	Spain — 1.1%
41,819	Grifols S.A.	2,284,987

	Sweden — 1.2%
193,221	Elekta AB, Class B	2,454,081

	Switzerland — 9.8%
101,232	ABB Ltd., (Registered)	2,329,382
28,454	Cie Financiere Richemont S.A., (Registered)	2,981,672
138,834	Credit Suisse Group AG, (Registered)	3,948,364
39,186	Holcim Ltd., (Registered)	3,441,996
33,773	Nestle S.A., (Registered)	2,616,965
9,962	Partners Group Holding AG	2,721,569
9,115	Roche Holding AG	2,715,876

		20,755,824

	United Kingdom — 21.3%
355,746	Aberdeen Asset Management PLC	2,760,874
108,746	AMEC PLC	2,258,095
158,314	ARM Holdings PLC	2,380,548
227,677	BG Group PLC	4,804,293
100,567	Diageo PLC	3,202,965
52,957	HSBC Holdings PLC, Sponsored ADR	2,690,216
877,523	ITV PLC	2,674,208
546,045	Michael Page International PLC	4,025,940
180,313	Prudential PLC	4,131,233
206,083	Rolls-Royce Holdings PLC	3,765,287
72,817	SABMiller PLC	4,220,107
192,356	Standard Chartered PLC	3,931,772
214,518	Vedanta Resources PLC	4,068,415

		44,913,953

	Total Common Stocks (Identified Cost $181,927,748)	209,795,342

See accompanying notes to financial statements.

INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2014 (Unaudited)

Principal Amount	Description	Value (†)
Short-Term Investments — 0.6%
$1,396,641	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2014 at 0.010% to be repurchased at $1,396,641 on 7/01/2014 collateralized by $1,425,000 U.S. Treasury Note, 1.500% due 12/31/2018 valued at $1,425,000 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,396,641)	$1,396,641

	Total Investments — 100.0% (Identified Cost $183,324,389)(a)	211,191,983
	Other assets less liabilities — (0.0)%	(69,210)

	Net Assets — 100.0%	$211,122,773

(†)	See Note 2 of Notes to Financial Statements.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2014, the net unrealized appreciation on investments based on a cost of $183,324,389 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$30,622,075
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,754,481)

	Net unrealized appreciation	$27,867,594

(b)	Non-income producing security.

144A	A portion of this security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of Rule 144A holdings amounted to $1,241,612 or 0.6% of net assets.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2014 (Unaudited)

Banks	8.7%
Insurance	7.4
Textiles, Apparel & Luxury Goods	6.9
Capital Markets	6.1
Semiconductors & Semiconductor Equipment	5.9
Pharmaceuticals	5.8
Metals & Mining	5.1
Diversified Telecommunication Services	4.2
Automobiles	3.8
Oil, Gas & Consumable Fuels	3.8
Beverages	3.5
Machinery	3.4
Energy Equipment & Services	2.9
Media	2.7
Electrical Equipment	2.6
Software	2.6
Real Estate Management & Development	2.4
Wireless Telecommunication Services	2.2
Other Investments, less than 2% each	19.4
Short-Term Investments	0.6

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

Currency Exposure Summary at June 30, 2014 (Unaudited)

British Pound	20.0%
Hong Kong Dollar	13.6
Euro	13.5
Japanese Yen	13.1
United States Dollar	12.6
Swiss Franc	9.8
Singapore Dollar	3.7
Canadian Dollar	3.3
Australian Dollar	2.1
Other, less than 2% each	8.3

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

ASSETS
Investments at cost	$183,324,389
Net unrealized appreciation	27,867,594

Investments at value	211,191,983
Foreign currency at value (identified cost $143,952)	144,004
Receivable for Fund shares sold	30
Receivable for securities sold	2,022,301
Dividends receivable	155,634
Tax reclaims receivable	315,708

TOTAL ASSETS	213,829,660

LIABILITIES
Payable for securities purchased	2,261,426
Payable for Fund shares redeemed	1,594
Management fees payable (Note 5)	128,357
Deferred Trustees’ fees (Note 5)	237,220
Administrative fees payable (Note 5)	7,492
Payable to distributor (Note 5d)	61
Other accounts payable and accrued expenses	70,737

TOTAL LIABILITIES	2,706,887

NET ASSETS	$211,122,773

NET ASSETS CONSIST OF:
Paid-in capital	$354,842,541
Undistributed net investment income	1,798,271
Accumulated net realized loss on investments and foreign currency transactions	(173,393,645)
Net unrealized appreciation on investments and foreign currency translations	27,875,606

NET ASSETS	$211,122,773

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$207,828,613

Shares of beneficial interest	11,596,587

Net asset value, offering and redemption price per share	$17.92

Advisor Class:
Net assets	$3,294,160

Shares of beneficial interest	183,911

Net asset value, offering and redemption price per share	$17.91

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$3,466,125
Interest	6
Less net foreign taxes withheld	(288,964)

3,177,167

Expenses
Management fees (Note 5)	877,043
Administrative fees (Note 5)	50,932
Trustees’ fees and expenses (Note 5)	11,787
Transfer agent fees and expenses (Notes 5 and 6)	18,653
Audit and tax services fees	27,856
Custodian fees and expenses	70,783
Interest expense (Note 8)	9,960
Legal fees	1,237
Registration fees	31,548
Shareholder reporting expenses	7,976
Miscellaneous expenses	14,722

Total expenses	1,122,497
Less waiver and/or expense reimbursement (Note 5)	(11,683)

Net expenses	1,110,814

Net investment income	2,066,353

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	18,543,654
Foreign currency transactions	(13,895)
Net change in unrealized appreciation (depreciation) on:
Investments	(21,468,900)
Foreign currency translations	438

Net realized and unrealized loss on investments and foreign currency transactions	(2,938,703)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(872,350)

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$2,066,353	$3,708,991
Net realized gain on investments and foreign currency transactions	18,529,759	43,393,169
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(21,468,462)	6,406,886

Net increase (decrease) in net assets resulting from operations	(872,350)	53,509,046

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	—	(3,315,218)
Advisor Class	—	(40,911)

Total distributions	—	(3,356,129)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(54,560,202)	(306,193,133)

Net decrease in net assets	(55,432,552)	(256,040,216)
NET ASSETS
Beginning of the period	266,555,325	522,595,541

End of the period	$211,122,773	$266,555,325

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$1,798,271	$(268,082)

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

	Institutional Class
	Period Ended June 30, 2014(a)		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value, beginning of the period	$17.88		$15.42		$13.11		$16.16	$15.02	$9.97

Income (loss) from Investment Operations:
Net investment income(b)	0.15		0.17		0.21		0.21	0.15	0.14
Net realized and unrealized gain (loss)	(0.11)		2.52		2.33		(3.06)	1.14	5.06

Total from Investment Operations	0.04		2.69		2.54		(2.85)	1.29	5.20

Less Distributions From:
Net investment income	—		(0.23)		(0.23)		(0.20)	(0.15)	(0.15)

Total Distributions	—		(0.23)		(0.23)		(0.20)	(0.15)	(0.15)

Net asset value, end of the period	$17.92		$17.88		$15.42		$13.11	$16.16	$15.02

Total return(c)	0.22%		17.46%		19.37%		(17.61)%	8.63%	52.20%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$207,829		$262,627		$518,186		$548,110	$608,571	$633,958
Net expenses(d)(e)	0.95	%(f)	0.94	%(g)	0.89	%(h)	0.86%	0.87%	0.88%
Gross expenses(e)	0.95%		0.94%		0.89%		0.86%	0.87%	0.88%
Net investment income(e)	1.77%		1.05%		1.44%		1.39%	1.05%	1.13%
Portfolio turnover rate	22%		48%		47%		62%	52%	50%

(a)	For the six months ended June 30, 2014 (Unaudited).
(b)	Per share net investment income has been calculated using the average shares outstanding during the period.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser contractually agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	Includes interest expense of 0.01%. Without this expense the ratio of net expenses would have been 0.94%.
(g)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 0.92%.
(h)	Includes interest expense of 0.01%. Without this expense the ratio of net expenses would have been 0.88%.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period.

	Advisor Class
	Period Ended June 30, 2014(a)		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value, beginning of the period	$17.89		$15.42		$13.11		$16.16	$15.01	$9.96

Income (loss) from Investment Operations:
Net investment income(b)	0.14		0.13		0.17		0.19	0.12	0.07
Net realized and unrealized gain (loss)	(0.12)		2.53		2.32		(3.07)	1.15	5.12

Total from Investment Operations	0.02		2.66		2.49		(2.88)	1.27	5.19

Less Distributions From:
Net investment income	—		(0.19)		(0.18)		(0.17)	(0.12)	(0.14)

Total Distributions	—		(0.19)		(0.18)		(0.17)	(0.12)	(0.14)

Net asset value, end of the period	$17.91		$17.89		$15.42		$13.11	$16.16	$15.01

Total return(c)	0.11%		17.26%		19.01%		(17.82)%	8.44%	52.15%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$3,294		$3,928		$4,410		$5,907	$9,398	$9,982
Net expenses(d)(e)	1.16	%(f)	1.17	%(g)	1.15	%(h)	1.05%	1.10%	1.04%
Gross expenses(e)	1.81%		1.67%		1.45%		1.05%	1.10%	1.04%
Net investment income(e)	1.63%		0.78%		1.15%		1.22%	0.83%	0.51%
Portfolio turnover rate	22%		48%		47%		62%	52%	50%

(a)	For the six months ended June 30, 2014 (Unaudited).
(b)	Per share net investment income has been calculated using the average shares outstanding during the period.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser contractually agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	Includes interest expense of 0.01%. Without this expense the ratio of net expenses would have been 1.15%.
(g)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 1.15%.
(h)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2014 (Unaudited)

1.  Organization.  International Growth Fund (the “Fund”) is the sole series of Hansberger International Series (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series.

The Fund is a diversified investment company.

The Fund offers Institutional Class and Advisor Class shares.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including transfer agent fees). Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014 (Unaudited)

used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of June 30, 2014, approximately 82% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

No forward foreign currency contracts were held by the Fund during the six months ended June 30, 2014.

e.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014 (Unaudited)

tax positions for the open tax years as of June 30, 2014 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as deferred Trustees’ fees, distributions in excess of income and/or capital gains and foreign currency gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees and wash sales. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2013 was as follows:

2013 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$3,356,129	$ —	$3,356,129

As of December 31, 2013, the capital loss carryforwards and late-year ordinary and post-October losses were as follows:

Capital loss carryforward:
Short-term:
Expires December 31, 2017*	$(181,480,643)

Late-year ordinary and post-October capital loss deferrals**	$(20,082)

*	A significant portion of the capital loss carryforwards for the Fund are subject to limitations pursuant to Section 382 of the Internal Revenue Code. As a result, approximately $120 million of the capital loss carryforward disclosed above will not be available to offset future capital gains of the Fund.
**	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

g.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014 (Unaudited)

at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended June 30, 2014, the Fund did not loan securities under this agreement.

i.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets or liabilities;

—

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

—

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,475,244	$—	$4,475,244
China	—	22,759,038	—	22,759,038
Denmark	—	3,451,318	—	3,451,318
France	—	6,718,182	—	6,718,182
Germany	—	14,361,291	—	14,361,291
Hong Kong	—	3,065,013	—	3,065,013
Indonesia	—	2,663,164	—	2,663,164
Ireland	—	2,069,855	—	2,069,855
Italy	—	2,995,172	—	2,995,172
Japan	—	27,671,504	—	27,671,504
Korea	4,204,168	4,075,759	—	8,279,927
Norway	—	2,522,425	—	2,522,425
Singapore	—	7,730,288	—	7,730,288
Spain	—	2,284,987	—	2,284,987
Sweden	—	2,454,081	—	2,454,081
Switzerland	—	20,755,824	—	20,755,824
United Kingdom	2,690,216	42,223,737	—	44,913,953
All Other Common Stocks(a)	30,624,076	—	—	30,624,076

Total Common Stocks	37,518,460	172,276,882	—	209,795,342

Short-Term Investments	—	1,396,641	—	1,396,641

Total	$37,518,460	$173,673,523	$—	$211,191,983

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2014, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities.  For the six months ended June 30, 2014, purchases and sales of securities (excluding short-term investments) were $51,226,827 and $103,132,006, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Hansberger Global Investors, Inc. (“HGI”), a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France, serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75% of the Fund’s average daily assets, calculated daily and payable monthly.

HGI has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until April 30, 2015 and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to this undertaking. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Institutional Class	Advisor Class
1.00%	1.15%

HGI shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2014, the management fees for the Fund were $877,043 (effective rate of 0.75% of average daily net assets)

For the six months ended June 30, 2014, class-specific expenses of $11,683 have been reimbursed for Advisor Class. Expense reimbursements are subject to possible recovery until December 31, 2015.

No expenses were recovered during the six months ended June 30, 2014 under the terms of the expense limitation agreement.

b.  Distribution Agreement.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, serves as the distributor of the Fund and provides distribution services pursuant to a distribution agreement. Under the distribution agreement, the Fund does not pay NGAM Distribution for its services.

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”), provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2014, the administrative fees for the Fund were $50,932.

Effective July 1, 2014, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were as follows.

Sub-Transfer Agent Fees
Institutional Class	Advisor Class
$754	$1,698

As of June 30, 2014, the Fund owes NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor):

Reimbursements of Sub-Transfer Agent Fees
Institutional Class	Advisor Class
$19	$42

e.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at the annual rate of $17,500. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

f.  Payments by Affiliates.  For the six months ended June 30, 2014, HGI reimbursed the Fund $68,652 for losses incurred in connection with a trading error.

6.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended June 30, 2014, class-specific transfer agent fees and expenses (including sub-transfer agent fees and expenses) for the Fund were as follows:

Transfer Agent Fees and Expenses
Institutional Class	Advisor Class
$3,138	$15,515

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014 (Unaudited)

Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

During the six months ended June 30, 2014, the Fund had an average daily balance on the line of credit (for those days which these were borrowings) of $23,819,683 at a weighted average interest rate of 1.34%.

8.  Interest Expense.  The Fund may incur interest expense on cash overdrafts at the custodian or from use of the line of credit. Interest expense incurred for the six months ended June 30, 2014 is reflected on the Statement of Operations.

9.  Concentration of Risk.  The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

The Fund’s investments in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

10.  Brokerage Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statement of Operations.

For the six months ended June 30, 2014, the Fund had no amounts rebated under these agreements.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2014, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of > 5% Non- Affiliated Account Holders	Percentage of Non-Affiliated Ownership
5	81.48%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014 (Unaudited)

12.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	31,806	$557,945	623,674	$10,861,909
Issued in connection with the reinvestment of distributions	—	—	156,616	2,748,605
Redeemed	(3,125,561)	(54,493,745)	(19,699,473)	(318,719,767)

Net change	(3,093,755)	$(53,935,800)	(18,919,183)	$(305,109,253)

Advisor Class
Issued from the sale of shares	1,646	$29,256	19,024	$311,359
Issued in connection with the reinvestment of distributions	—	—	2,293	40,272
Redeemed	(37,343)	(653,658)	(87,609)	(1,435,511)

Net change	(35,697)	$(624,402)	(66,292)	$(1,083,880)

Increase (decrease) from capital share transactions	(3,129,452)	$(54,560,202)	(18,985,475)	$(306,193,133)

13.  Special Meeting of Shareholders.  A special meeting of shareholders of the Fund was held on July 21, 2014, to approve the acquisition of the assets and liabilities of the Fund by the Madison Hansberger International Growth Fund, a newly created series of the Madison Funds (the “Acquiring Fund”), in exchange for shares of beneficial interest of the Acquiring Fund. The results of the shareholder vote were as follows:

For	5,447,884
Against	497
Abstain	673

As noted above, the transaction was approved by the shareholders of the International Growth Fund and the merger was completed on July 31, 2014.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a) (3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger International Series

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 20, 2014

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 20, 2014